Stockholders' Equity (Narrative) (Detail) (USD $)	12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Dec. 31, 2011 Exchangeable Common Stock [Member]	Sep. 30, 2012 Exchangeable Common Stock [Member]	Dec. 31, 2010 Exchangeable Common Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series C Preferred Stock [Member]
Shareholder's equity authorized to issue	90,000,000	90,000,000	100,000,000																					141,287,139
Shareholder's equity issued	1,063,368	571,524	34,010,609																					90,000,000
Shareholder's equity Par value	$ 0.0001	$ 0.0001	$ 0.0001																					$ 0.0001
Redeemable Convertible Preferred Stock issued	51,287,139
Redeemable Convertible Preferred Stock Par Value	$ 0.0001
Designated Shares				12,124,650	0	12,124,650	12,124,650	12,124,650	12,124,650	17,678,926	0	17,678,926	17,678,926	17,678,926	19,766,821	0	19,766,821	19,766,821	19,766,821						12,124,650	17,678,926	21,483,563
Preferred stock, cumulative dividends not yet declared				$ 0.0461971						$ 0.0884533					$ 0.144
Preferred stock, stated dividend rate				$ 0.0680898						$ 0.0680898
Preferred stock, per share				$ 0.384976						$ 0.737111					$ 1.20
Common Stock Offering Price Per Share	$ 8.75
Net Proceeds From Issuance Of Common Shares In Public Offering	$ 25,000,000
Common Stock Designated	89,999,999
Common stock, shares outstanding	1,063,368	571,524	34,010,609																	3,577,554	3,577,554	3,627,672
Convertible Share Of Common Stock																				50,118
Redemption Price As Percentage Of Principal Amount And Interest	70.00%
Exchangeable Common stock issued percentage	30.00%
Total intrinsic value of warrants exercised	$ 517,000	$ 125,000
Total intrinsic value of warrants outstanding	$ 2,376,000
Outstanding warrants, Shares expired	27,000
Outstanding warrants, Expiration Date	Apr. 01, 2018
Outstanding warrants remaining shares, Expiration Date	November 2012
Warrant Repurchase																							75,000
Warrants Outstanding Converted Into Shares Of Common Stock	37,500																						30,000
Common Stock Exercise Price	$ 1.20
Common Stock Warrants Issued	93,750
Warrants Expire Date																							Dec. 01, 2017